STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NEW YORK 10038

August 25, 2011

Securities and Exchange Commission
Division of Investment Management
100 F. Street, N.E.
Washington, D.C. 20549
Attention:  Mr. Edward P. Bartz

Re:	Central Park Group Multi-Event Fund (File No.: 811-21984)
Definitive Proxy Statement on Schedule 14A

Ladies and Gentlemen:

On behalf of the above-referenced fund (the "Fund"), transmitted herewith for filing with the Securities and Exchange Commission (the "Commission"), is the Fund's definitive proxy statement on Schedule 14A and form of proxy (the "Proxy Materials") for a special meeting of shareholders of the Fund scheduled to be held at 10:00 a.m., on Friday, September 23, 2011 for the purpose of asking shareholders to approve a new Advisory Agreement between the Fund and Central Park Multi-Event Management, LLC, a joint venture between Central Park Advisers, LLC.

The Proxy Materials are marked to show changes from the preliminary version of the Proxy Materials filed on Schedule 14A on August 15, 2011, which consist primarily of changes in response to comments received by telephone from Edward P. Bartz of the staff (the "Staff") of the Commission, to Gary L. Granik, on August 24, 2011.  Set forth below are the Staff's comments and our responses thereto.

QUESTIONS & ANSWERS

Comment 1.  In the Proxy Materials "Questions & Answers," in the response to the question, "Does Brencourt Advisors Manage Other Event-Driven Investment Accounts?", please either state whether Central Park Advisers, LLC serves as an investment adviser to other investment companies registered under the Investment Company Act of 1940, as amended, or delete the last sentence.

Response 1.  Pursuant to a supplemental conversation on August 24, 2011 with Mr. Bartz, we have deleted the last sentence in the response to the question, "Does Brencourt Advisors Manage Other Event-Driven Investment Accounts?".

PROPOSAL:  TO APPROVE THE NEW AGREEMENT

Investment Strategies and Related Performance

Comment 2.  Please confirm whether the Fund's principal strategies will change as a result of the approval of the new Advisory Agreement.  Please remove the word "generally" from the third sentence or describe the risks that will no longer be applicable to the Fund after it enters into the New Agreement.

Response 2.  We confirm that the Fund's principal strategies will not change as a result of the approval of the new Advisory Agreement, and the disclosure has been modified to emphasize that point under the caption, "Investment Strategies and Related Performance."  We have deleted the word "generally" from the third sentence, as requested.

Board Considerations

Comment 3.  Pursuant to Item 22(c)(11)(i) of Schedule 14A, please describe in clause (v) the comparisons upon which the trustees relied.

Response 3.  The disclosure of the trustees' considerations in clause (v) has been revised to state more specifically the comparisons upon which the trustees relied.

APPENDIX B

Comment 4.  Please confirm that the table entitled "Fund Monthly Returns" reflects the Fund's actual performance.  Please provide the Fund's average annual total returns for one-year, five-year and ten-year periods, as applicable.

Response 4.  We confirm that the table entitled "Fund Monthly Returns" reflects the Fund's actual performance.  We have revised the Appendix to include a table of the Fund's average annual total returns for the one-year period and since inception (as the Fund launched in March 2007), as requested.

Comment 5.  Please provide composite average annual total returns for Brencourt Advisors for the one-year, five-year and ten-year periods, as applicable.

Response 5.  We have revised the Appendix to include a table of Brencourt Advisors' composite average annual total returns for the one-year, five-year and ten-year periods, as requested.

Comment 6.  In note (1)(a), please confirm that the method of calculating the composite performance information of Brencourt Advisors is consistent with Commission guidance on the presentation of performance results.

Response 6.  We believe that the composite performance information for Brencourt Advisors is consistent with Commission guidance on the presentation of performance results (e.g., Clover Capital Management, Inc. (available Oct. 28, 1986)).

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Please direct any questions and comments concerning the Proxy Materials to the undersigned at 212.806.5790 or, in his absence, to Brad A. Green at 212.806.6274.

Very truly yours,

/s/ Gary L. Granik
Gary L. Granik